Stock-based compensation - Additional information (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 09, 2023	Mar. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost		$ 46,299
Incremental stock-based compensation expense		12,300
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost		$ 23,455
Weighted-average period over which cost not yet recognized is expected to be recognized		2 years 1 month 20 days
Weighted average grant date fair values		$ 17.03
Weighted average modification date fair value	$ 20.4
Options awards vested during the period		0
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost		$ 9,861
Weighted-average period over which cost not yet recognized is expected to be recognized		3 years 14 days
Number of share options (or share units) exercised during the current period.		0
Share-Based Payment Arrangement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant date fair values		$ 5.17
Weighted average modification date fair value	6.3
Options awards vested during the period		0
Weighted average remaining contractual life of options awards outstanding		3 years 11 months 15 days
Weighted average remaining contractual life of options awards vested and expected to vest		3 years 11 months 15 days
Aggregate intrinsic value of Options awards outstanding		$ 41,100
Aggregate intrinsic value of options awards vested and expected to vest		41,100
Performance based vesting awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost		$ 12,983
Weighted-average period over which cost not yet recognized is expected to be recognized		2 years 1 month 9 days
Number of equity-based payment instruments vested during the period		0
Weighted average grant date fair values		$ 19.35
Weighted average modification date fair value	$ 23.01
Options awards vested during the period		0
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares available for grant		2,692,619
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares available for grant		0
2017 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost		$ 2,000
Weighted-average period over which cost not yet recognized is expected to be recognized		1 year
Number of share options (or share units) exercised during the current period.		0
Number of equity-based payment instruments vested during the period		0
2017 Plan [Member] | Maximum [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period		4 years
2017 Plan [Member] | Minimum [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period		2 years
2022 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Incremental stock-based compensation expense	$ 23,300
2022 Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period		4 years
2022 Plan [Member] | Share-Based Payment Arrangement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of grants authorized		12,900,000
Number of shares available for grant		7,400,000
2022 Plan [Member] | Performance based vesting awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period		3 years
2022 Plan [Member] | Performance based vesting awards [Member] | Share Based Compensation Award Tranche Two And Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of non-vested options outstanding		512,663
2022 Plan [Member] | Performance based vesting awards [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares available for grant		219,713
2022 Plan [Member] | Maximum [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Range of options awards vesting percentage		100.00%
2022 Plan [Member] | Maximum [Member] | Share-Based Payment Arrangement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award, expiration period		10 years
2022 Plan [Member] | Maximum [Member] | Performance based vesting awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Range of options awards vesting percentage		200.00%
2022 Plan [Member] | Minimum [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Range of options awards vesting percentage		0.00%
2022 Plan [Member] | Minimum [Member] | Performance based vesting awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Range of options awards vesting percentage		0.00%